Share capital - Outstanding Share Capital (Details) - USD ($)		12 Months Ended
	Oct. 08, 2021	Dec. 31, 2022	Dec. 31, 2021
Changes in number of shares outstanding [abstract]
Balance - Beginning of year (in shares)		142,994,051
Exercise of equity-settled share-based payments arrangements (in shares)		100,257	1,233,084
Balance - End of year (in shares)		139,526,227	142,994,051
Changes in equity [abstract]
Balance - Beginning of year		$ 2,057,105,000
Exercise of equity-settled share-based payments		2,072,000	$ 8,994,000
Balance - End of year		$ 1,972,592,000	$ 2,057,105,000
Subordinate Voting Shares
Changes in number of shares outstanding [abstract]
Balance - Beginning of year (in shares)		66,929,432	45,924,637
Conversion of Multiple Voting Shares to Subordinate Voting Shares (in shares)		0	16,183,189
Exercise of equity-settled share-based payments arrangements (in shares)		192,919	1,233,084
Issuance under public listings (in shares)	3,450,000	0	3,450,000
Share repurchase under NCIB (in shares)		(3,660,743)	0
Issuance for acquisitions (in shares)		0	138,522
Balance - End of year (in shares)		63,461,608	66,929,432
Changes in equity [abstract]
Balance - Beginning of year		$ 1,656,314,000	$ 1,139,723,000
Conversion of Multiple Voting Shares to Subordinate Voting Shares		0	85,271,000
Exercise of equity-settled share-based payments		6,061,000	11,711,000
Issuance under Nasdaq listing		0	424,833,000
Share repurchase under NCIB		(90,574,000)	0
Issuance for acquisition		0	11,387,000
Issuance fees	$ (16,611)	0	(16,611,000)
Balance - End of year		$ 1,571,801,000	$ 1,656,314,000
Multiple Voting Shares
Changes in number of shares outstanding [abstract]
Balance - Beginning of year (in shares)		76,064,619	92,247,808
Conversion of Multiple Voting Shares to Subordinate Voting Shares (in shares)		0	(16,183,189)
Balance - End of year (in shares)		76,064,619	76,064,619
Changes in equity [abstract]
Balance - Beginning of year		$ 400,791,000	$ 486,062,000
Conversion of Multiple Voting Shares to Subordinate Voting Shares		0	(85,271,000)
Balance - End of year		$ 400,791,000	$ 400,791,000